Expense Example, No Redemption {- Fidelity Japan Fund} - 10.31 Fidelity Japan Fund - AMCIZ PRO-12 - Fidelity Japan Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Japan Fund: Class A
Expense Example, No Redemption:
1 Year	$ 707
3 Years	987
5 Years	1,287
10 Years	2,137
Fidelity Advisor Japan Fund: Class M
Expense Example, No Redemption:
1 Year	517
3 Years	867
5 Years	1,241
10 Years	2,288
Fidelity Advisor Japan Fund: Class C
Expense Example, No Redemption:
1 Year	212
3 Years	655
5 Years	1,124
10 Years	2,239
Fidelity Advisor Japan Fund: Class I
Expense Example, No Redemption:
1 Year	106
3 Years	331
5 Years	574
10 Years	1,271
Fidelity Advisor Japan Fund: Class Z
Expense Example, No Redemption:
1 Year	98
3 Years	306
5 Years	531
10 Years	$ 1,178